Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Combined income statement information regarding dealerships accounted for as discontinued operations

	Year Ended December 31,
	2011	2010	2009
Revenues	$485,450	$539,817	$588,577
Pre-tax (loss) income	803	(17,831)	5,834
Gain (loss) on disposal	3,313	(3,955)	(9,199)

Balance Sheet information regarding entities accounted for as discontinued operations

	2011	2010
Inventory	$48,203	$107,659
Other assets	32,919	65,201

Total assets	81,122	172,860

Floor plan	44,869	96,460
Other liabilities	10,951	27,140

Total liabilities	55,820	123,600